Accounts Receivable (Details) - Schedule of Changes of Allowance for Doubtful Accounts - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Schedule of Changes of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 46,722	$ 33,184
Additional reserve through bad debt expense	35,310	13,538
Bad debt write-off
Ending balance	$ 82,032	$ 46,722